Contingent liabilities, contractual commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Contingent Liabilities, Contractual Commitments and Guarantees

	2022	2021
	£m	£m
Guarantees and other contingent liabilities:
– financial guarantees	5,327	11,054
– performance and other guarantees	17,136	15,833
– other contingent liabilities	353	367
At 31 Dec	22,816	27,254
Commitments:[1]
– documentary credits and short-term trade-related transactions	2,317	1,928
– forward asset purchases and forward deposits placed	33,684	30,005
– standby facilities, credit lines and other commitments to lend	91,912	87,543
At 31 Dec	127,913	119,476
1    Includes £126,457m of commitments (2021: £115,695m), to which the impairment requirements in IFRS 9 are applied where the group has become party to an irrevocable commitment.
Guarantees

	2022		2021
	In favour of third parties	By the group in favour of other HSBC Group entities	In favour of third parties	By the group in favour of other HSBC Group entities
	£m	£m	£m	£m
Financial guarantees[1]	4,158	1,169	10,635	419
Performance and other guarantees	15,475	1,661	14,433	1,400
Total	19,633	2,830	25,068	1,819
1    Financial guarantees contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss incurred because a specified debtor fails to make payment when due, in accordance with the original or modified terms of a debt instrument. The amounts in the above table are nominal principal amounts. ‘Financial guarantees’ to which the impairment requirements in IFRS 9 are applied have been presented separately from other guarantees to align with credit risk disclosures.